Financial instruments - Fair values and risk management - Fair value (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 217.3	€ 671.7	€ 536.2
Liabilities measured at fair value	5,621.9	4,726.3	3,923.0
At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	217.3	671.7	536.2
Liabilities measured at fair value	85.6	1,230.5	197.7
Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	5,536.3
Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	217.3	671.7	536.2
Liabilities measured at fair value	85.6	1,230.5	197.7
Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	5,536.3
Foreign currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	65.8	2.2	8.0
Foreign currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	65.8	2.2	8.0
Foreign currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	65.8	2.2	8.0
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	19.8	1,228.3	189.7
Commodity forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	19.8	1,228.3	189.7
Commodity forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	19.8	1,228.3	189.7
Current and non-current maturities of debt
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	5,356.4	3,495.8	3,725.3
Current and non-current maturities of debt | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	5,356.4	3,495.8	3,725.3
Current and non-current maturities of debt | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	5,356.4	3,495.8	3,725.3
Trade payables | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	179.9
Trade payables | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	179.9
Foreign currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	208.9	663.7	527.7
Foreign currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	208.9	663.7	527.7
Foreign currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	208.9	663.7	527.7
GBP Currency Swaps
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	5.4
GBP Currency Swaps | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	5.4
GBP Currency Swaps | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	5.4
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value			4.5
Commodity forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value			4.5
Commodity forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value			4.5
Currency swap contract
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	3.0
Currency swap contract | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	3.0	8.0	4.0
Currency swap contract | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 3.0	8.0	4.0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		€ 8.0	€ 4.0